Expense Example, No Redemption ((Retail), (WFA Absolute Return Fund), Class C, USD $)	0 Months Ended
Feb. 01, 2013
(Retail) | (WFA Absolute Return Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 247
Expense Example, No Redemption, 3 Years	761
Expense Example, No Redemption, 5 Years	1,301
Expense Example, No Redemption, 10 Years	$ 2,776